Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
	Feb. 14, 2014	Nov. 13, 2013	Aug. 13, 2013	May 14, 2013	Feb. 14, 2013	Nov. 13, 2012	Aug. 13, 2012	May 14, 2012	Feb. 14, 2012	Nov. 11, 2011	Aug. 11, 2011	May 11, 2011	Feb. 14, 2011	Jan. 07, 2014 Navios La Paix	Jan. 18, 2014 Navios Sun
Subsequent Event [Line Items]
Vessel capacity														61,485 dwt	76,619 dwt
Vessel Year Built															2005
Vessel type														Ultra-Handymax	Panamax
Cash purchase price														$ 27,500	$ 15,741
Quarterly cash distributions	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.44	$ 0.44	$ 0.44	$ 0.44	$ 0.43	$ 0.43
Aggregate amount of cash distribution	$ 32,573	$ 32,573	$ 29,936	$ 29,936	$ 29,936	$ 27,563	$ 27,563	$ 26,923	$ 24,829	$ 24,829	$ 24,829	$ 23,939	$ 21,901